Commitments and Contingencies (Minimum Future Rental Payments) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Operating Leased Assets [Line Items]
2019	$ 1,394
2020	643
2021 and on	1,818
Related Party [Member]
Operating Leased Assets [Line Items]
2019	$ 50